GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement Dated August 7, 2023
to Prospectus Dated May 1, 2023
for Group Variable Universal Life Insurance

Special Features of the Group Contract For
JP Morgan Chase & Company

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective August 1, 2023, the American Century VP Balanced Fund, American Century VP International Fund, and American Century VP Value Fund (“the Funds”) restated their expenses. The rows for the Funds in APPENDIX A: Funds Available Under the Contract are hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Balanced	American Century VP Balanced Fund (Class I) - American Century Investment Management, Inc.	0.77%^	(17.27)%	4.43%	6.64%
Global/International	American Century VP International Fund (Class I) - American Century Investment Management, Inc.	1.09%^	(24.75)%	2.32%	4.95%
Mid-Cap Value	American Century VP Value Fund (Class I) - American Century Investment Management, Inc.	0.71%^	0.54%	7.85%	10.59%

^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP215

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 7, 2023,
to Prospectus Dated May 1, 2023
for Group Variable Universal Life Insurance

Special Features of the Group Contract For
KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective August 1, 2023, the American Century VP Value Fund (“the Fund”) restated its expenses. The row for the Fund in APPENDIX A: Funds Available Under the Contract is hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Mid-Cap Value	American Century VP Value Fund (Class I) - American Century Investment Management, Inc.	0.71%^	0.54%	7.85%	10.59%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP216

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 7, 2023,
to Prospectus dated May 1, 2023
for Group Variable Universal Life Insurance

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective August 1, 2023, the American Century VP Balanced Fund, American Century VP International Fund, and American Century VP Value Fund (“the Funds”) restated their expenses. The rows for the Funds in APPENDIX A: Funds Available Under the Contract are hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Balanced	American Century VP Balanced Fund (Class I) - American Century Investment Management, Inc.	0.77%^	(17.27)%	4.43%	6.64%
Global/International	American Century VP International Fund (Class I) - American Century Investment Management, Inc.	1.09%^	(24.75)%	2.32%	4.95%
Mid-Cap Value	American Century VP Value Fund (Class I) - American Century Investment Management, Inc.	0.71%^	0.54%	7.85%	10.59%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP217